JPMORGAN TRUST I
J.P. Morgan Income Funds
JPMorgan Ex-G4 Currency Strategies Fund
Prospectus dated November 29, 2011

JPMorgan Floating Rate Income Fund
Prospectus dated December 31, 2011

JPMorgan Inflation Managed Bond Fund
JPMorgan Emerging Markets Debt Fund
JPMorgan Real Return Fund
JPMorgan Strategic Income Opportunities Fund
JPMorgan Total Return Fund
JPMorgan Multi-Sector Income Fund
Prospectus dated July 1, 2011, as supplemented

JPMorgan Credit Opportunities Fund
Prospectus dated September 15, 2011

J.P. Morgan Tax Aware Funds
JPMorgan Tax Aware High Income Fund
Prospectus dated July 1, 2011, as supplemented

JPMorgan Tax Aware Income Opportunities Fund
Prospectus dated February 24, 2011, as supplemented

J.P. Morgan International Equity Funds
JPMorgan Asia Pacific Focus Fund
JPMorgan Global Unconstrained Equity Fund
JPMorgan International Unconstrained Equity Fund
Prospectuses dated November 29, 2011

J.P. Morgan Funds
JPMorgan Total Emerging Markets Fund
Prospectus dated November 29, 2011

JPMorgan Alternative Strategies Fund
Prospectus dated November 1, 2011, as supplemented

JPMorgan Diversified Real Return Fund
Prospectus dated December 31, 2011

J.P. Morgan Specialty Funds
Security Capital U.S. Core Real Estate Securities Fund
Prospectus dated August 26, 2011

JPMorgan SmartRetirement Funds
JPMorgan SmartRetirement Income Fund
JPMorgan SmartRetirement 2010 Fund
JPMorgan SmartRetirement 2015 Fund
JPMorgan SmartRetirement 2020 Fund
JPMorgan SmartRetirement 2025 Fund
JPMorgan SmartRetirement 2030 Fund
JPMorgan SmartRetirement 2035 Fund
JPMorgan SmartRetirement 2040 Fund
JPMorgan SmartRetirement 2045 Fund
JPMorgan SmartRetirement 2050 Fund
Prospectus dated November 1, 2011

JPMorgan SmartRetirement 2055 Fund
Prospectus dated January 28, 2012

JPMorgan Access Funds
JPMorgan Access Balanced Fund
JPMorgan Access Growth Fund
Prospectus dated November 1, 2011

J.P. Morgan U.S. Equity Funds
JPMorgan U.S. Large Cap Core Plus Fund II
Prospectus dated September 29, 2011

JPMorgan Disciplined Equity Fund
JPMorgan Diversified Fund
JPMorgan Dynamic Growth Fund
JPMorgan Growth and Income Fund
JPMorgan Intrepid America Fund
JPMorgan Intrepid Growth Fund
JPMorgan Intrepid Value Fund
JPMorgan U.S. Dynamic Plus Fund
JPMorgan U.S. Equity Fund
JPMorgan U.S. Large Cap Core Plus Fund
JPMorgan U.S. Large Cap Value Plus Fund
JPMorgan U.S. Research Equity Plus Fund
Prospectus dated November 1, 2011, as supplemented

JPMorgan Dynamic Small Cap Growth Fund
JPMorgan Intrepid Multi Cap Fund
JPMorgan Mid Cap Core Fund
JPMorgan Mid Cap Equity Fund
JPMorgan Small Cap Equity Fund
JPMorgan U.S. Small Company Fund
JPMorgan Value Advantage Fund
Prospectus dated November 1, 2011

JPMorgan Equity Focus Fund
Prospectus dated May 27, 2011, as supplemented

JPMORGAN TRUST II

J.P. Morgan Income Funds
JPMorgan Core Bond Fund
JPMorgan Core Plus Bond Fund
JPMorgan Government Bond Fund
JPMorgan High Yield Fund
JPMorgan Mortgage-Backed Securities Fund
JPMorgan Short Duration Bond Fund
JPMorgan Treasury & Agency Fund
JPMorgan Limited Duration Bond Fund
Prospectus dated July 1, 2011, as supplemented

J.P. Morgan Specialty Funds
JPMorgan U.S. Real Estate Fund
Prospectus dated May 1, 2011, as supplemented

J.P. Morgan U.S. Equity Funds
JPMorgan Equity Income Fund
JPMorgan Equity Index Fund
JPMorgan Large Cap Growth Fund
JPMorgan Large Cap Value Fund
Prospectuses dated November 1, 2011, as supplemented

JPMorgan Intrepid Mid Cap Fund
JPMorgan Market Expansion Index Fund
JPMorgan Mid Cap Growth Fund
JPMorgan Multi-Cap Market Neutral Fund
JPMorgan Small Cap Growth Fund
JPMorgan Small Cap Value Fund
Prospectus dated November 1, 2011

J.P. Morgan Investor Funds
JPMorgan Investor Growth Fund
JPMorgan Investor Growth & Income Fund
JPMorgan Investor Balanced Fund
JPMorgan Investor Conservative Growth Fund
Prospectus dated November 1, 2011

J.P. MORGAN MUTUAL FUND GROUP

JPMorgan Short Term Bond Fund II
Prospectus dated July 1, 2011, as supplemented

J.P. MORGAN MUTUAL FUND INVESTMENT TRUST

JPMorgan Growth Advantage Fund
Prospectus dated November 1, 2011

J.P. MORGAN FLEMING MUTUAL FUND GROUP, INC.

JPMorgan Mid Cap Value Fund
Prospectus dated November 1, 2011

J.P. MORGAN
VALUE OPPORTUNITIES FUND

JPMorgan Value Opportunities Fund
Prospectus dated November 1, 2011, as supplemented

UNDISCOVERED MANAGERS FUNDS

Undiscovered Managers Behavioral Growth Fund
Undiscovered Managers Behavioral Value Fund
JPMorgan Realty Income Fund
Prospectus dated December 31, 2011

(Class A Shares)

Supplement dated February 29, 2012
to the Prospectuses as dated above, as supplemented

Effective February 29, 2012, item 12 in the section entitled “Sales Charges – Waiver of the Class A Sales Charge” in “How to Do Business with the Funds” is hereby deleted in its entirety and replaced with the following:

12.
Purchased in certain Individual Retirement Accounts (IRAs), including, but not limited to, traditional IRAs, rollover IRAs, Roth IRAs or Educational IRAs.  To qualify for the waiver, you or your spouse or domestic partner must have an IRA that was rolled over from a qualified retirement plan for which J.P. Morgan Retirement Plan Services LLC had a contractual relationship to provide recordkeeping for the plan (an “RPS Rollover IRA”).   J.P. Morgan Institutional Investments Inc. must be the broker of record for the IRA and you must not utilize the services of another Financial Intermediary with respect to the IRA.   In addition, the IRA assets must be invested in the Funds’ IRA option with State Street Bank & Trust Company serving as custodian.  In order to obtain the waiver, you (or your spouse or domestic partner) must, before purchasing Class A Shares in your RPS Rollover IRA, inform J.P. Morgan Funds that the account qualifies for the waiver.  Once you have established the RPS Rollover IRA, you or your spouse or domestic partner can establish additional IRAs with J.P. Morgan Funds and convert existing J.P. Morgan Funds IRA accounts so that they also qualify for the waiver.  These additional IRA accounts must meet the broker of record and custodial requirements described above before they qualify for the waiver.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
PROSPECTUS FOR FUTURE REFERENCE